Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 77	$ 426
Costs and expenses:
Cost of revenues	18	30
Research and development (including related party amounts of $197 and zero for the and six months ended June 30, 2022 and 2023, respectively)	16,746	14,672
General and administrative	7,659	7,585
Total expenses	24,423	22,287
Loss from operations	(24,346)	(21,861)
Other expenses:
Interest expense (including related party amounts of $1,305 and $2,271 for the year ended December 31, 2021 and 2022, respectively)	(2,306)	(1,315)
Other expenses, net	(95)	(84)
Net loss before provision for income taxes	(26,747)	(23,260)
Provision for income taxes	(7)	(5)
Net loss and comprehensive loss	$ (26,754)	$ (23,265)
Weighted-average common shares outstanding, basic	15,563,850	14,250,287
Weighted-average common shares outstanding, diluted	15,563,850	14,250,287
Net loss per share, basic	$ (1.72)	$ (1.63)
Net loss per share, diluted	$ (1.72)	$ (1.63)